6. Fair Value of Financial Instruments (Details) - Fair Value Measurements Recurring [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Investment in Rio Silver equities	$ 85,213	$ 109,532
Fair Value Inputs Level 1 [Member]
Investment in Rio Silver equities	85,213	109,532
Fair Value Inputs Level 2 [Member]
Investment in Rio Silver equities	0	0
Fair Value Inputs Level 3 [Member]
Investment in Rio Silver equities	$ 0	$ 0